Derivative financial instruments - Commodity Derivatives (Details) £ in Millions, number in Millions	12 Months Ended
	Mar. 31, 2022 GBP (£) MMBTU GWh	Mar. 31, 2021 GBP (£) MMBTU GWh
Disclosure of detailed information about financial instruments [line items]
Derivative assets	£ 587	£ 999
Derivative liabilities	(1,013)	(899)
Total	(426)	100
Commodity contract derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets	289	57
Derivative liabilities	(22)	(132)
Total	267	(75)
Commodity contract derivatives | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Derivative assets	248	29
Derivative liabilities	(8)	(75)
Total	240	(46)
Commodity contract derivatives | Over 12 months past due
Disclosure of detailed information about financial instruments [line items]
Derivative assets	41	28
Derivative liabilities	(14)	(57)
Total	27	(29)
Commodity contract derivatives | In 1 to 2 years
Disclosure of detailed information about financial instruments [line items]
Derivative assets	34	7
Derivative liabilities	(6)	(24)
Total	28	(17)
Commodity contract derivatives | In 2 to 3 years
Disclosure of detailed information about financial instruments [line items]
Derivative assets	5	7
Derivative liabilities	(5)	(16)
Total	0	(9)
Commodity contract derivatives | In 3 to 4 years
Disclosure of detailed information about financial instruments [line items]
Derivative assets	2	7
Derivative liabilities	(2)	(7)
Total	0	0
Commodity contract derivatives | In 4 to 5 years
Disclosure of detailed information about financial instruments [line items]
Derivative assets	0	6
Derivative liabilities	(1)	(5)
Total	(1)	1
Commodity contract derivatives | More than 5 years
Disclosure of detailed information about financial instruments [line items]
Derivative assets	0	1
Derivative liabilities	0	(5)
Total	0	(4)
Forward purchases of gas
Disclosure of detailed information about financial instruments [line items]
Derivative assets	11	44
Derivative liabilities	(6)	(94)
Total	£ 5	£ (50)
Derivative non-monetary notional amount | MMBTU	28	36
Derivative term	1 year	5 years
Derivative contractual amount	86	104
Electricity capacity
Disclosure of detailed information about financial instruments [line items]
Derivative assets	£ 1	£ 2
Derivative liabilities	0	0
Total	1	2
Electricity swaps
Disclosure of detailed information about financial instruments [line items]
Derivative assets	208	10
Derivative liabilities	(10)	(33)
Total	£ 198	£ (23)
Derivative non-monetary notional amount | GWh	13,458	12,321
Electricity options
Disclosure of detailed information about financial instruments [line items]
Derivative assets	£ 5	£ 0
Derivative liabilities	0	(1)
Total	5	(1)
Gas swaps
Disclosure of detailed information about financial instruments [line items]
Derivative assets	29	1
Derivative liabilities	(6)	(3)
Total	£ 23	£ (2)
Derivative non-monetary notional amount | MMBTU	39	47
Gas options
Disclosure of detailed information about financial instruments [line items]
Derivative assets	£ 35	£ 0
Derivative liabilities	0	(1)
Total	£ 35	£ (1)
Derivative non-monetary notional amount | MMBTU	59	40